CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 27,855	¥ 193,920	¥ 578,558
Restricted cash	220	1,529	0
Time deposits	10,021	69,762
Accounts receivable, net	10,398	72,391	52,255
Prepayment and other current assets	27,835	193,782	68,819
Total current assets	76,329	531,384	699,632
Non-current assets:
Property, equipment and software, net	2,925	20,360	11,636
Long-term investments	1,131	7,874	4,390
Other non-current assets	1,088	7,577	10,267
Total non-current assets	5,144	35,811	26,293
Total assets	81,473	567,195	725,925
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of RMB1,871 and RMB3,624 as of December 31, 2018 and 2019, respectively)	837	5,825	6,996
Advance from customers (including advance from customers of the consolidated VIEs without recourse to the primary beneficiary of RMB13,922 and RMB2,677 as of December 31, 2018 and 2019, respectively)	690	4,805	14,704
Salary and welfare benefits payable (including salary and welfare benefits payable of the consolidated VIEs without recourse to the primary beneficiary of RMB30,535 and RMB29,970 as of December 31, 2018 and 2019, respectively)	9,771	68,025	48,835
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB12,651 and RMB12,412 as of December 31, 2018 and 2019, respectively)	3,231	22,494	16,974
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB5,306 and RMB800 as of December 31, 2018 and 2019, respectively)	5,877	40,913	36,426
Total current liabilities	20,406	142,062	123,935
Other non-current liabilities	310	2,158	0
Total non-current liabilities	310	2,158	0
Total liabilities	20,716	144,220	123,935
Shareholders' equity
Treasury stock	(6,879)	(47,888)	0
Additional paid-in capital	170,585	1,187,577	1,077,183
Accumulated deficit	(103,229)	(718,666)	(468,026)
Accumulated other comprehensive (loss)/income	345	2,403	(7,368)
Total TuanChe Limited shareholders' equity	60,852	423,634	601,990
Non-controlling interests	(95)	(659)
Total shareholders' equity	60,757	422,975	601,990
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	81,473	567,195	725,925
Class A ordinary shares
Shareholders' equity
Ordinary shares	25	173	166
Class B ordinary shares
Shareholders' equity
Ordinary shares	$ 5	¥ 35	¥ 35